Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 4,235	£ 4,566	[1]	£ 3,500	[1]
Other income	99	114	[1]	56	[1]
Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(106)	46
Other income	245	205
Other comprehensive income/(oss)	60	(1)
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	199	250
Significant unobservable inputs (Level 3) [member] | Investment property [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	(1)
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(1)	(1)
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(459)	(14)
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(459)	(14)
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	(3)
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	(3)
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	64	55
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	64	55
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(57)	(60)
Other income	0	0
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(57)	(60)
Trading portfolio assets [member] | Trading portfolio liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	2,941	3,292		£ 2,388
Financial assets at fair value through the income statement [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	346	68
Other income	246	206
Other comprehensive income/(oss)	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	592	274
Financial assets at fair value through other comprehensive income [member] | Significant unobservable inputs (Level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income/(oss)	60	(1)
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ 60	£ (1)

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1